Financial risk management - D.1.1. Fixed and floating rate debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,804	$ 7,744
Reasonably possible change in risk variable, percent	1.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,804	7,744
Reasonably possible change in risk variable, impact on profit before tax	12	28
1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	180	1,840
1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	394	206
2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	564	487
3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	777	843
4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	1,122	758
Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 3,766	$ 3,610
Weighted average | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.22%	5.55%
Weighted average | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	7.68%	1.93%
Weighted average | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.71%	5.97%
Weighted average | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.11%	5.47%
Weighted average | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	7.46%	5.86%
Weighted average | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.49%	5.11%
Weighted average | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.88%	5.34%
Fixed rate loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 5,574	$ 4,956
Fixed rate loans | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	131	91
Fixed rate loans | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	383	151
Fixed rate loans | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	501	460
Fixed rate loans | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	376	662
Fixed rate loans | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	718	372
Fixed rate loans | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	3,466	3,219
Variable rate loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	1,230	2,789
Variable rate loans | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	49	1,750
Variable rate loans | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	12	55
Variable rate loans | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	63	26
Variable rate loans | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	402	181
Variable rate loans | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	404	386
Variable rate loans | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 300	$ 391